SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ in Millions	2 Months Ended
Nov. 30, 2021 USD ($) shares
Subsequent Event [Line Items]
Exercise of warrants	6,630,159
Number of new stock issued	6,630,159
Proceeds from issuance of warrants | $	$ 9.6